FUTURE POLICY BENEFITS, POLICY AND CONTRACT CLAIMS AND POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Movement In Policyholders’ Account Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Insurance Reserve [Abstract]
Beginning of period	$ 0	$ 0	$ 0	$ 0
Acquisition from business combination	13,939	0	13,939	0
Policyholders' account deposits	141	0	141	0
Interest credited to policyholders' account balances	5	0	5	0
Policyholders' account withdrawals	(112)	0	(112)	0
Charges to policyholders’ account balances	(31)	0	(31)	0
Balance at end of period	$ 13,942	$ 0	$ 13,942	$ 0